Business Combinations - Additional information (Details) ₺ in Thousands, $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jul. 06, 2021 USD ($)	Jul. 06, 2021 TRY (₺)
Boyut Enerji
Disclosure of detailed information about business combination [line items]
Percentage of shares acquired			100.00%	100.00%
Enterprise value			$ 29,600
Cash consideration amount			10,972	₺ 249,719
Cash to be paid			$ 500	₺ 8,865
Period of payment for deferred amount on acquisition			2 years
Turkcell Enerji
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%